Retirement-Related Benefits (Tables)	12 Months Ended
Jan. 31, 2016
Retirement Related Benefits [Abstract]
Schedule of costs of retirement plans
The following table summarizes the contribution expense related to the Company's retirement-related benefits for fiscal 2016, 2015 and 2014:

	Fiscal Years Ended January 31,
(Amounts in millions)	2016	2015	2014
Defined contribution plans:
U.S.	$967	$898	$877
International	179	167	165
Defined benefit plans:
International	6	5	20
Total contribution expense for retirement-related benefits	$1,152	$1,070	$1,062